Advance to Suppliers, Net (Tables)	12 Months Ended
Jun. 30, 2025
Advance to Suppliers, Net [Abstract]
Schedule of Balance of Advance to Suppliers, Net

The balance of advance to suppliers, net consisted of the following:

	As of June 30,
	2024	2025
	RMB	RMB
AIGC Research and Development Services	-	14,347,600
IP Digitalization	-	11,070,276
2021 Baoding Marathon	3,870,439	-
2023 Wanfenglin Half Marathon	532,011	-
2022 Kunming Plateau half horse	560,506	-
2025Youyang Jinxiu Flower Field and Iris Grassland Ecological Half Marathon Online Promotion	-	481,132
2022 Guizhou Ring Leigong Mountain Marathon	440,770	-
2024 Harbin Longevity Forest Marathon	4,230,000	-
2024 Golden Show Half Marathon	2,676,000	-
2023 Pony fun exercise class	128,277	-
2023 Beautiful Creation Camp	42,242	-
2025 Advertising Campaign -Good Family Brand	-	59,000
Others	478,101	-
Total	12,958,346	25,958,008
Less: allowance of credit losses	(4,871,715)	-
Total advance to suppliers, net	8,086,631	25,958,008

Schedule of Movements in Allowance of Doubtful Accounts

The movements in the allowance of doubtful accounts were as follows:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Beginning balance	-	5,216,045	4,871,715
Additions	5,216,045	-	-
Reversal	-	(344,330)	-
Write-off	-	-	(4,871,715)
Ending balance	5,216,045	4,871,715	-